Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the unaudited interim condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statements of cash flows:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	32,674	19,378
Restricted cash	50	50
Restricted cash, non-current	5,500	5,500
Total	38,224	24,928